Research and development (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Canada Emergency Wage Subsidy ("CEWS") and Canada Emergency Rent Subsidy programs ("CERS") [Member]
Research And Development [Line Items]
Subsidies reducing research and development expense	$ 225,309	$ 115,013	$ 0
Manitoba Government [Member]
Research And Development [Line Items]
Training grant	$ 0	$ 45,099	$ 21,529